Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	4.500%	2/15/2036	32,313	33,743
	United States Treasury Note/Bond	4.750%	2/15/2037	13,969	14,820
	United States Treasury Note/Bond	5.000%	5/15/2037	23,978	25,971
	United States Treasury Note/Bond	4.375%	2/15/2038	28,338	28,959
	United States Treasury Note/Bond	4.500%	5/15/2038	32,688	33,730
	United States Treasury Note/Bond	3.500%	2/15/2039	32,532	30,078
	United States Treasury Note/Bond	4.250%	5/15/2039	59,485	59,134
	United States Treasury Note/Bond	4.500%	8/15/2039	62,511	63,565
	United States Treasury Note/Bond	4.375%	11/15/2039	65,092	65,150
	United States Treasury Note/Bond	4.625%	2/15/2040	67,002	68,727
	United States Treasury Note/Bond	1.125%	5/15/2040	195,696	126,530
	United States Treasury Note/Bond	4.375%	5/15/2040	64,900	64,748
	United States Treasury Note/Bond	1.125%	8/15/2040	240,981	154,190
	United States Treasury Note/Bond	3.875%	8/15/2040	63,938	60,129
	United States Treasury Note/Bond	1.375%	11/15/2040	271,836	179,837
	United States Treasury Note/Bond	4.250%	11/15/2040	64,054	62,753
	United States Treasury Note/Bond	1.875%	2/15/2041	304,324	216,641
	United States Treasury Note/Bond	4.750%	2/15/2041	67,171	69,482
	United States Treasury Note/Bond	2.250%	5/15/2041	243,730	182,807
	United States Treasury Note/Bond	4.375%	5/15/2041	63,449	62,857
	United States Treasury Note/Bond	1.750%	8/15/2041	349,075	240,098
	United States Treasury Note/Bond	3.750%	8/15/2041	63,505	58,233
	United States Treasury Note/Bond	2.000%	11/15/2041	309,081	219,930
	United States Treasury Note/Bond	3.125%	11/15/2041	66,303	55,822
	United States Treasury Note/Bond	2.375%	2/15/2042	242,549	181,912
	United States Treasury Note/Bond	3.125%	2/15/2042	71,034	59,543
	United States Treasury Note/Bond	3.000%	5/15/2042	65,210	53,470
	United States Treasury Note/Bond	3.250%	5/15/2042	209,981	178,492
	United States Treasury Note/Bond	2.750%	8/15/2042	75,419	59,393
	United States Treasury Note/Bond	3.375%	8/15/2042	191,455	164,958
	United States Treasury Note/Bond	2.750%	11/15/2042	110,983	87,000
	United States Treasury Note/Bond	4.000%	11/15/2042	196,404	183,507
	United States Treasury Note/Bond	3.125%	2/15/2043	94,529	77,954
	United States Treasury Note/Bond	3.875%	2/15/2043	192,713	176,844
	United States Treasury Note/Bond	2.875%	5/15/2043	149,490	118,325
	United States Treasury Note/Bond	3.875%	5/15/2043	198,319	181,594
	United States Treasury Note/Bond	3.625%	8/15/2043	107,626	94,791
	United States Treasury Note/Bond	4.375%	8/15/2043	210,816	205,521
	United States Treasury Note/Bond	3.750%	11/15/2043	114,673	102,601
	United States Treasury Note/Bond	4.750%	11/15/2043	211,695	216,061
	United States Treasury Note/Bond	3.625%	2/15/2044	120,559	105,677
	United States Treasury Note/Bond	4.500%	2/15/2044	211,254	208,754
	United States Treasury Note/Bond	3.375%	5/15/2044	107,909	90,985
	United States Treasury Note/Bond	4.625%	5/15/2044	211,357	211,977
	United States Treasury Note/Bond	3.125%	8/15/2044	141,255	114,268
	United States Treasury Note/Bond	4.125%	8/15/2044	211,244	198,050
	United States Treasury Note/Bond	3.000%	11/15/2044	118,451	93,682
	United States Treasury Note/Bond	4.625%	11/15/2044	211,196	211,328
	United States Treasury Note/Bond	2.500%	2/15/2045	158,434	114,766
	United States Treasury Note/Bond	4.750%	2/15/2045	208,852	212,140
	United States Treasury Note/Bond	3.000%	5/15/2045	73,688	57,980
	United States Treasury Note/Bond	5.000%	5/15/2045	210,721	220,920
	United States Treasury Note/Bond	2.875%	8/15/2045	96,360	73,960
	United States Treasury Note/Bond	4.875%	8/15/2045	209,084	215,618
	United States Treasury Note/Bond	3.000%	11/15/2045	56,319	44,052
[1]	United States Treasury Note/Bond	4.625%	11/15/2045	67,534	67,471
	United States Treasury Note/Bond	2.500%	2/15/2046	114,745	81,846
	United States Treasury Note/Bond	2.500%	5/15/2046	114,473	81,401
	United States Treasury Note/Bond	2.250%	8/15/2046	159,102	107,363
	United States Treasury Note/Bond	2.875%	11/15/2046	55,879	42,308
	United States Treasury Note/Bond	3.000%	2/15/2047	116,257	89,704
	United States Treasury Note/Bond	3.000%	5/15/2047	93,553	72,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.750%	8/15/2047	159,381	116,790
	United States Treasury Note/Bond	2.750%	11/15/2047	161,195	117,805
	United States Treasury Note/Bond	3.000%	2/15/2048	183,923	140,442
	United States Treasury Note/Bond	3.125%	5/15/2048	195,554	152,349
	United States Treasury Note/Bond	3.000%	8/15/2048	216,399	164,319
	United States Treasury Note/Bond	3.375%	11/15/2048	220,549	178,912
	United States Treasury Note/Bond	3.000%	2/15/2049	233,752	176,839
	United States Treasury Note/Bond	2.875%	5/15/2049	226,578	166,951
	United States Treasury Note/Bond	2.250%	8/15/2049	215,049	138,774
	United States Treasury Note/Bond	2.375%	11/15/2049	199,735	132,036
	United States Treasury Note/Bond	2.000%	2/15/2050	251,039	151,800
	United States Treasury Note/Bond	1.250%	5/15/2050	287,663	142,674
	United States Treasury Note/Bond	1.375%	8/15/2050	331,092	168,391
	United States Treasury Note/Bond	1.625%	11/15/2050	329,256	178,724
	United States Treasury Note/Bond	1.875%	2/15/2051	367,772	212,388
	United States Treasury Note/Bond	2.375%	5/15/2051	366,915	238,624
	United States Treasury Note/Bond	2.000%	8/15/2051	364,713	215,993
	United States Treasury Note/Bond	1.875%	11/15/2051	343,396	196,326
	United States Treasury Note/Bond	2.250%	2/15/2052	313,526	196,444
	United States Treasury Note/Bond	2.875%	5/15/2052	297,969	214,712
	United States Treasury Note/Bond	3.000%	8/15/2052	283,631	209,477
	United States Treasury Note/Bond	4.000%	11/15/2052	283,542	253,094
	United States Treasury Note/Bond	3.625%	2/15/2053	281,822	235,101
	United States Treasury Note/Bond	3.625%	5/15/2053	285,130	237,582
	United States Treasury Note/Bond	4.125%	8/15/2053	313,179	285,556
	United States Treasury Note/Bond	4.750%	11/15/2053	328,442	331,739
	United States Treasury Note/Bond	4.250%	2/15/2054	341,975	318,504
	United States Treasury Note/Bond	4.625%	5/15/2054	341,896	338,945
	United States Treasury Note/Bond	4.250%	8/15/2054	343,045	319,447
	United States Treasury Note/Bond	4.500%	11/15/2054	342,472	332,639
	United States Treasury Note/Bond	4.625%	2/15/2055	342,848	339,995
	United States Treasury Note/Bond	4.750%	5/15/2055	343,041	347,235
	United States Treasury Note/Bond	4.750%	8/15/2055	341,672	345,956
	United States Treasury Note/Bond	4.625%	11/15/2055	105,636	104,856
Total U.S. Government and Agency Obligations (Cost $15,584,821)					14,437,602
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2]	Vanguard Market Liquidity Fund (Cost $150,392)	4.024%		1,503,933	150,393
Total Investments (100.1%) (Cost $15,735,213)					14,587,995
Other Assets and Liabilities—Net (-0.1%)					(9,776)
Net Assets (100%)					14,578,219
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	14,437,602	—	14,437,602
Temporary Cash Investments	150,393	—	—	150,393
Total	150,393	14,437,602	—	14,587,995